Property and equipment, net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,024,605	$ 7,052,661
Accumulated depreciation	(4,448,459)	(4,072,125)
Property and equipment, net	1,576,146	2,980,536
Depreciation expense	533,616	888,314	1,138,887
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		1,126,014
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,077,924	3,205,983
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,946,681	$ 2,720,664